Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash from operating activities:
Net income (loss)	$ (2,724,441)	$ 5,776,283	$ 3,886,905	$ (2,252,188)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	10,483	20,950	42,566	45,937
Forgiveness of related party receivable	3,815
Stock-based compensation expense	598,486	79,948	127,488	1,334,729
Warrant-related expense				44,100
Changes in operating assets and liabilities:
Accounts receivable	(92,732)	235,638	313,753	411,159
Prepaid and other current assets	12,306	54,398
Prepaid and other current assets			4,732	(12,572)
Related-party receivable			4,676	(3,315)
Accounts payable	458,579	(71,249)	(60,131)	(344,363)
Accrued expenses	16,901	22,430	24,371	(10,904)
Income taxes payable	294	342	684	18,370
Deferred revenues		(7,523,437)	(7,523,437)	2,173,437
Cash provided by (used in) operating activities	(1,716,309)	(1,404,697)	(3,178,393)	1,404,390
Cash used in investing activities:
Purchases of property and equipment	(1,206)	(2,610)	(12,316)	(20,484)
Cash used in investing activities	(1,206)	(2,610)	(12,316)	(20,484)
Cash used in financing activities:
Purchase of treasury stock	(53,100)
Cash used in financing activities	(53,100)
Net decrease in cash and cash equivalents	(1,770,615)	(1,407,307)	(3,190,709)	1,383,906
Cash and equivalents at beginning of period	5,377,114	8,567,823	8,567,823	7,183,917
Cash and equivalents at end of period	3,606,499	7,160,516	5,377,114	8,567,823
Supplemental disclosure of non-cash financing activities:
Accrued deferred offering costs	$ 44,689